CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Shares (Series A, B and C)	Common Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning of the period at Dec. 31, 2015	$ 37,398
Balance at the beginning of the period (in shares) at Dec. 31, 2015	8,028,809
Changes in temporary equity
Issuance of convertible preferred shares, net of issuance costs	$ 42,499
Issuance of convertible preferred shares, net of issuance costs	9,099,311
Balance at the end of the period at Dec. 31, 2016	$ 79,897				$ 79,897
Balance at the end of the period (in shares) at Dec. 31, 2016	17,128,120
Balance at the beginning of the period at Dec. 31, 2015		$ 1	$ 14	$ (2,152)	(2,137)
Balance at the beginning of the period (in shares) at Dec. 31, 2015		4,282,020
Changes in equity
Exercise of options			10		10
Exercise of options (in shares)		6,309
Share-based compensation expense			368		368
Net loss				(23,973)	(23,973)
Balance at the end of the period at Dec. 31, 2016		$ 1	392	(26,125)	(25,732)
Balance at the end of the period (in shares) at Dec. 31, 2016		4,288,329
Changes in temporary equity
Issuance of convertible preferred shares, net of issuance costs	$ 39,873
Issuance of convertible preferred shares, net of issuance costs	5,757,372
Balance at the end of the period at Dec. 31, 2017	$ 119,770				$ 119,770
Balance at the end of the period (in shares) at Dec. 31, 2017	22,885,492				22,885,492
Changes in equity
Share-based compensation expense			897		$ 897
Net loss				(64,873)	(64,873)
Balance at the end of the period at Dec. 31, 2017		$ 1	1,289	(90,998)	(89,708)
Balance at the end of the period (in shares) at Dec. 31, 2017		4,288,329
Changes in temporary equity
Issuance of convertible preferred shares, net of issuance costs	$ 190,822
Issuance of convertible preferred shares, net of issuance costs	12,784,601
Balance at the end of the period (in shares) at Sep. 30, 2018	0
Changes in equity
Exercise of options			76		76
Exercise of options (in shares)		22,060
Share-based compensation expense			3,119		3,119
Net loss				(60,647)	(60,647)
Balance at the end of the period at Sep. 30, 2018		$ 13	$ 470,600	$ (151,645)	$ 318,913
Balance at the end of the period (in shares) at Sep. 30, 2018		49,464,684